Intangible assets and goodwill	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Intangible assets and goodwill
13.	Intangible assets and goodwill

(a)	Intangible assets

Cost	As at January 1, 2017	Additions	As at December 31, 2017	Additions	As at December 31, 2018
Software	$-	$-	$-	$360	$360
Health Canada Licenses - OGBC	1,611	-	1,611	-	1,611
Health Canada Licenses - Peace Naturals	9,596	-	9,596	-	9,596
Israeli Code - Cronos Israel G.S. Cultivations Ltd. (i)	-	-	-	156	156
Israeli Code - Cronos Israel G.S. Manufacturing Ltd. (i)	-	-	-	218	218
	$11,207	$-	$11,207	$734	$11,941

(i)

Israeli Codes were transferred by non-controlling interests to Cronos Israel in exchange for their equity interests in the Cronos Israel entities specified above. Refer to Note 14. Thus, these capital contributions are considered non-cash additions and have been excluded from the consolidated statement of cash flows.

Accumulated amortization	As at January 1, 2017	Additions	As at December 31, 2017	Additions	As at December 31, 2018
Software	$-	$-	$-	$73	$73
Health Canada Licenses - OGBC	-	-	-	101	101
Health Canada Licenses - Peace Naturals	-	-	-	533	533
	$-	$-	$-	$707	$707
Net book value	$11,207		$11,207		$11,234

(b)	Goodwill

	As at January 1, 2017	Additions	As at December 31, 2017	Additions	As at December 31, 2018
OGBC	$392	$-	$392	$-	$392
Peace Naturals	1,400	-	1,400	-	1,400
	$1,792	$-	$1,792	$-	$1,792

13.	Intangible assets and goodwill (continued)

(c)	Impairment

For purposes of impairment testing, intangible assets with an indefinite life and goodwill were allocated to the smallest identifiable group of assets that generate cash flows independently (a cash-generating unit or "CGU"). For the year ended December 31, 2018, there were no intangible assets with an indefinite life. Refer to Note 6(a). The Health Canada licenses issued to OGBC and Peace Naturals enable the entities to produce and sell dry cannabis and cannabis oils under the Cannabis Act, enabling the generation of cash flows through the ultimate sale thereof. In order for these licenses to generate such cash flows, the entities need to have the following resources including, but not limited to, the appropriate production facilities, skilled labour, and materials. As such, the Company has assessed that the smallest aggregation of assets that generate independent cash flows would be all of the assets and liabilities of each individual entity for their corresponding license.

The recoverable amounts of the CGUs were determined based on a value-in-use calculation, determined using a five-year cash flow projection. The cash flows were estimated using forecasted earnings before interest, taxes, depreciation, and amortization ("EBITDA") less capital expenditures. The key assumptions used in the estimation of the recoverable amounts were as follows:

	OGBC	Peace Naturals
Weighted average cost of capital (after-tax)	12%	12%
Average growth rate*	0%	14%

* The average growth rate is the annualized average of the expected year-over-year growth rate (in EBITDA) over five years.

These assumptions are based on the Company’s historical results, the preliminary results of the first quarter of the following fiscal year, and management’s expectations of the cash flows based on budgeted results, taking into account estimated sales volume and price changes. The impairment test performed resulted in no impairment of goodwill at December 31, 2018 and no impairment of goodwill or indefinite life intangible assets at December 31, 2017.

Management has not identified a reasonably possible change in these key assumptions that could cause the carrying amount of either CGU to exceed its recoverable amount.